Condensed Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2012	2,733,536
Balance at Dec. 31, 2012	$ 2,734	$ 121,170,064	$ (63,368,890)	$ 57,803,908
Proceeds from issuance of common stock and warrants, net of offering costs of $50,000 (in shares)	550,000
Proceeds from issuance of common stock and warrants, net of offering costs of $50,000				30,499,336
Issuance of common stock under employee stock purchase plan (in shares)	1,563
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 2	80,716		80,718
Stock-based compensation for options		1,182,523		1,182,523
Net loss			(24,775,289)	(24,775,289)
Balance (in shares) at Dec. 31, 2013	3,321,228
Balance at Dec. 31, 2013	$ 3,321	154,234,799	(88,144,179)	66,093,941
Proceeds from issuance of common stock and warrants, net of offering costs of $50,000
Issuance of common stock under employee stock purchase plan (in shares)	1,248
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 1	46,927		46,928
Stock-based compensation for options		953,470		953,470
Net loss				(27,591,750)
Balance (in shares) at Dec. 31, 2014	3,332,839
Balance at Dec. 31, 2014	$ 3,333	157,694,623	(115,735,929)	41,962,027
Proceeds from issuance of common stock and warrants, net of offering costs of $50,000
Issuance of common stock under employee stock purchase plan (in shares)	2,838
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 3	49,754		49,757
Stock-based compensation for options		1,016,705		1,016,705
Net loss			(40,482,802)	(40,482,802)
Balance (in shares) at Dec. 31, 2015	3,340,508
Balance at Dec. 31, 2015	$ 3,341	158,761,077	(156,218,731)	2,545,687
Proceeds from issuance of common stock and warrants, net of offering costs of $50,000 (in shares)	750,000
Proceeds from issuance of common stock and warrants, net of offering costs of $50,000	$ 750	2,229,250		1,672,500
Issuance of common stock for consulting services (in shares)	5,000
Issuance of common stock for consulting services	$ 5	19,995		20,000
Issuance of common stock under employee stock purchase plan (in shares)	7,069
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 7	19,568		19,575
Stock-based compensation for options		436,859		436,859
Net loss			(11,723,848)	(11,723,848)
Balance (in shares) at Jun. 30, 2016	4,102,577
Balance at Jun. 30, 2016	$ 4,103	$ 161,466,749	$ (167,942,579)	$ (6,471,727)